Changes to Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2012	Dec. 31, 2011
Preferred Stock, par value per share	$ 5.00	$ 5.00
Preferred Stock, shares authorized	2,000,000	2,000,000
Preferred Stock, shares issued	0	0
Treasury stock, shares	8,479,487	8,479,487
Common Class A [Member]
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	36,585,004	36,540,842
Common Stock, shares outstanding	36,585,004	36,540,842
Common Class B [Member]
Common Stock, par value per share	$ 0.001	$ 0.001
Common Stock, shares authorized	25,000,000	25,000,000
Common Stock, shares issued	3,236,098	3,236,098
Common Stock, shares outstanding	3,236,098	3,236,098